Expense Example {- Fidelity® California AMT Tax-Free Money Market Fund} - 02.28 Fidelity California AMT Tax-Free Money Market Fund Service - PRO-09 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Service Class AMT
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567